Selected Current Liabilities	12 Months Ended
May 31, 2014
Selected Current Liabilities Details [Abstract]
Selected Current Liabilities

NOTE 5: SELECTED CURRENT LIABILITIES

The components of selected current liability captions at May 31 were as follows (in millions):

	2014	2013
Accrued Salaries and Employee Benefits
Salaries	$267	$489
Employee benefits, including
variable compensation	434	615
Compensated absences	576	584
	$1,277	$1,688

Accrued Expenses
Self-insurance accruals	$811	$796
Taxes other than income taxes	339	368
Other	913	768
	$2,063	$1,932